OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER LONG-TERM ASSETS [Abstract]
Severance pay fund	$ 22,243	$ 24,543
Long-term deposits	1,675	1,940
Deferred tax assets	9,114	3,875
Other investment	5,509	2,895
Other long-term assets	$ 38,541	$ 33,253